Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder shares

On December 30, 2021, the Company issued 2,156,250 of its Class B ordinary shares to the Sponsor (the “Founder Shares”) for $25,000 at a par value of $0.0001, which included an aggregate of up to 281,250 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (See Note 6). The Sponsor had paid $25,000 in exchange for the shares through a related party before December 31, 2021.

Since the underwriters partially exercised the over-allotment option in respect of 375,000 Units and, as agreed with the Company, the underwriters waived their right to further exercise the option (See Note 6), a total of 93,750 of the Founder Shares were no longer subject to forfeiture on May 2, 2022, and 187,500 of the Founder Shares were forfeited, resulting in an aggregate of 1,968,750 Founder Shares issued and outstanding

On March 31, 2023, the Sponsor elected to convert 1,968,749 Class B ordinary shares to class A ordinary shares of the Company, on a one-for-one basis. These conversion shares are subject to the same restrictions as applied to the Class B ordinary shares before the conversion, including among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial Business Combination as described in the prospectus for the Company’s Initial Public Offering. The holder of these conversion shares have no rights to funds in the Trust Account. Following the conversion, the Sponsor owns 1,968,749 Class A ordinary shares and one Class B ordinary share. As of June 30, 2024, the Company had one Class B ordinary share outstanding.

Loans with related party

On September 21, 2022, the Company entered into a loan agreement with Eternal B.V., an affiliate of the Company through common ownership, (the “Lender”) in the principal amount of up to $180,000, on an unsecured basis and bearing no interest (the “Second Eternal Loan”). The Second Eternal Loan was available to be drawn down from September 21, 2022 to March 31, 2023. The maturity date is March 31, 2025, or if earlier, the date of the consummation of the initial Business Combination of the Company, as amended by the Second Eternal Loan Amendment. As of June 30, 2024 and December 31, 2023, the outstanding balance of the Second Eternal Loan was $170,603 and no interest was accrued.

Additionally, on November 12, 2022, the Company entered into a loan agreement with the Lender in the principal amount of up to $300,000, on an unsecured basis and bearing no interest (the “Third Eternal Loan”). The Third Eternal Loan was available to be drawn down from November 12, 2022 to March 31, 2023. The maturity date is January 1, 2025, or if earlier, the date of the consummation of the initial Business Combination of the Company, as amended by the Third Eternal Loan Amendment. As of June 30, 2024 and December 31, 2023, the outstanding balance of the Third Eternal Loan was $300,000 and no interest was accrued.

On January 29, 2023, the Company entered into a loan agreement with the Lender in the principal amount of up to $50,000, on an unsecured basis and bearing no interest (the “Fourth Eternal Loan”). The Fourth Eternal Loan was available to be drawn down from January 29, 2023 to March 31, 2023 and its maturity date is the earlier of March 31, 2025 or the date of the consummation of the initial Business Combination of the Company, as amended by the Eternal Loan Amendment. As of June 30, 2024 and December 31, 2023, the outstanding balance of the Fourth Eternal Loan was $50,000 and no interest was accrued.

On April 12, 2023, the Company entered into a loan agreement with the Lender for a loan facility in the principal amount of up to $500,000, on an unsecured basis and bearing no interest (the “Fifth Eternal Loan”). The Fifth Eternal Loan was available to be drawn down in four installments: $150,000 on April 12, 2023, $125,000 on May 3, 2023, $125,000 on June 3, 2023, and $100,000 on July 3, 2023. The maturity date is January 1, 2025, or if earlier, the date of the consummation of the initial Business Combination of the Company, as amended by the Fifth Eternal Loan Amendment.. As of June 30, 2024 and December 31, 2023, the Company borrowed an additional $153,619 beyond the initial terms of the loan and the outstanding balance of the Fifth Eternal Loan was $653,619 and no interest was accrued.

On November 1, 2023, the Company entered into a loan agreement with the Lender in the principal amount of up to $335,000 on an unsecured basis and bearing no interest (the “Sixth Eternal Loan”). The Sixth Eternal Loan was available to be drawn down from November 1, 2023. The maturity date is January 1, 2025, or if earlier, the date of the consummation of the initial Business Combination of the Company, as amended by the Sixth Eternal Loan Amendment. In the event the Company does not repay the Sixth Eternal Loan within 10 days of the consummation of the initial Business Combination of the Company, the Company will pay an interest of five percent (5%) per month to the Lender until the date of repayment of the loan. As of June 30, 2024, the Company borrowed an additional $1,180,563 beyond the initial terms of the loan and the outstanding balance of the Sixth Eternal Loan was $1,515,563 and no interest was accrued. As of December 31, 2023, the Company borrowed an additional $22,302 beyond the initial terms of the loan and the outstanding balance of the Sixth Eternal Loan was $357,302 and no interest was accrued.

On November 1, 2023, the Company and the Lender agreed to the Eternal Loan Amendment requiring that in the event that Company does not repay each of the Second Eternal Loan, Third Eternal Loan, Fourth Eternal Loan, and Fifth Eternal Loan within 10 days of the consummation of the initial Business Combination of the Company, the Company will pay an interest of five percent (5%) per month to the Lender until the date of repayment of each loan.

Eternal is controlled by Charles Ratelband V, the Company’s Executive Chairman of the board of directors. Each member of the Company’s board of directors has been informed of Mr. Ratelband’s material interest in the loan agreements, and upon the approval and recommendation of the audit committee, the Company’s board of directors has determined that the loans are fair and in the best interests of the Company and has voted to approve the loans.

Convertible Promissory Note

On May 2, 2023, the Company issued a convertible promissory note (the “2023 Extension Note”) in the aggregate principal amount of $900,000 to the Sponsor, which will be deposited into the Trust Account in monthly installments for the benefit of each Public Share that was not redeemed in connection with the Extension Amendment. The Sponsor agreed to pay $75,000 per month until the completion of an initial Business Combination, commencing on May 2, 2023 and continuing through May 2, 2024 (or such earlier date as determined by the Company’s board of directors in its sole discretion). The 2023 Extension Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the initial Business Combination, and (b) the date of the Company’s liquidation. Per the 2023 Extension Note Amendment, if the Company does not repay the 2023 Extension Note within five days of the maturity date, five percent (5%) interest per month will accrue on the unpaid principal balance until the 2023 Extension Note is fully repaid. At any time prior to the payment in full of the principal balance of the convertible promissory note, the Sponsor may elect to convert all or any portion of the unpaid principal balance into that number of warrants (the “Conversion Warrants”) at a conversion price of $1.00 per warrant. The Conversion Warrants shall be identical to the Private Placement Warrants issued by the Company at the Initial Public Offering. The Company has determined that the fair value of the 2023 Extension Note is par value. As of June 30, 2024 and December 31, 2023, the outstanding balance of the 2023 Extension Note was $900,000 and $600,000, respectively, and no interest was accrued.

On April 30, 2024, the Company issued a convertible promissory note (the “2024 Extension Note”) in the aggregate principal amount of $600,000 to the Sponsor, which will be deposited into the Trust Account in monthly installments for the benefit of each Public Share that was not redeemed in connection with the 2024 EGM. The Sponsor agreed to pay $50,000 per month that the board of directors decides to take to complete an initial Business Combination, commencing on May 2, 2024 and continuing through May 2, 2025 (or such earlier date as determined by the Company’s board of directors in its sole discretion). The 2024 Extension Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the initial Business Combination, and (b) the date of the Company’s liquidation. At any time prior to the payment in full of the principal balance of the convertible promissory note, the Sponsor may elect to convert all or any portion of the unpaid principal balance into that number of warrants (the “Conversion Warrants”) at a conversion price of $1.00 per warrant. The Conversion Warrants shall be identical to the Private Placement Warrants issued by the Company at the Initial Public Offering. The Company has determined that the fair value of the 2024 Extension Note is par value. As of June 30, 2024, the outstanding balance of the 2024 Extension Note was $100,000.

Administrative Service Fee

The Company entered into an administrative services agreement (the “Administrative Services Agreement”) with the Sponsor on April 27, 2022 whereby the Sponsor will perform certain services for the Company for a monthly fee of $10,000. On May 2, 2022, the Sponsor entered into an assignment agreement with Gluon Group, an affiliate of the Company, to provide the services detailed in the Administrative Service Agreement. An officer of the Company owns 505 shares of Gluon Group and serves as managing partner. As of June 30, 2024 and December 31, 2023, $39,187 has been paid to Gluon Group for such services and an additional $244,941 and $184,941, respectively, has been accrued.

Advisory Services

On September 21, 2022, the Company entered into an agreement (the “Letter Agreement”) with Gluon Partners LLP (“Gluon”) to pay a fee (the “Transaction Success Fee”) upon completion of one or more successful transactions. The Company will pay Gluon $500,000 upon completion of one or more transactions with an aggregate purchase price of less than $400,000,000; and, an additional $500,000 upon completion of one or more transactions with an aggregate purchase price of more than $400,000,000. This means the total remuneration for transactions with a purchase price more than $400,000,001 would be $1,000,000. The transactions purchase price will correspond to the price paid to the sellers of the applicable target, including cash, debt, and equity funded payments. Each Transaction Success Fee will be payable upon consummation of the applicable transaction, regardless of (i) the calendar for the payment of the purchase price, (ii) how the purchase price is funded, (iii) any deferred payment subsequent to consummation of the transaction, or (iv) any adjustments to the price of the transaction subsequent to consummation. Following payment of Transaction Success Fee, any accrued fees payable to the Gluon Group by the Company will be waived.

On October 5, 2022, the Company and Gluon agreed to lower the Transaction Success Fee to a total payment of $250,000 upon successful completion of one of more transactions with an aggregate purchase price equal or more than $400,000,000.

In addition, the Letter Agreement was amended to entitle Gluon, with respect to any financing undertaken by the Company introduced by Gluon during the term of the Letter Agreement, to the following fees: (i) for a financing involving an issuance of the Company’s senior, subordinated and/or mezzanine debt securities, a cash fee payable at any closing equal to two percent (2.0%) of the gross proceeds received by the Company at such closing; (ii) for a financing involving equity, equity-linked or convertible securities, a cash fee payable at each closing equal to five percent (5.0%) of the gross proceeds received by the Company at such closing.

In addition to the Transaction Success Fee, the Company agreed to pay Gluon Group for any reasonable and documented out-of-pocket expenses incurred in connection with providing the services for the transactions. In the event of a successful initial Business Combination, Gluon also agreed to waive any accrued fees owed by the Company.

Business Combination Agreement

On December 30, 2023, ClimateRock entered into a Business Combination Agreement with GreenRock, a related party through shared management. (See Note 6).

NOTE 5.    RELATED PARTY TRANSACTIONS

Founder Shares

On December 30, 2021, the Company issued 2,156,250 of its Class B ordinary shares to the Sponsor (the “Founder Shares”) for $25,000 at a par value of $0.0001, which included an aggregate of up to 281,250 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 6). The Sponsor had paid $25,000 in exchange for the shares through a related party before December 31, 2021.

Since the underwriters partially exercised the over-allotment option in respect of 375,000 Units and, as agreed with the Company, the underwriters waived their right to further exercise the option (see Note 6), a total of 93,750 of the Founder Shares were no longer subject to forfeiture on May 2, 2022, and 187,500 of the Founder Shares were forfeited, resulting in an aggregate of 1,968,750 Founder Shares issued and outstanding.

On March 31, 2023, the Sponsor elected to convert 1,968,749 Class B ordinary shares to class A ordinary shares of the Company, on a one-for-one basis. These conversion shares are subject to the same restrictions as applied to the Class B ordinary shares before the conversion, including among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination as described in the prospectus for the Company’s Initial Public Offering. The Holders of these conversion shares have no rights to funds in the Trust Account. Following the conversion, the Sponsor owns 1,968,749 Class A ordinary shares and one Class B ordinary share. As of December 31, 2023, the Company had one Class B ordinary share outstanding.

Loans with related party

The Company agreed to borrow up to $500,000 from Eternal B.V., an affiliate of the Company through common ownership (the “Lender”), to be used for the payment of costs related to the Initial Public Offering (the “Loan”). Pursuant to the loan agreement and its subsequent amendments, the Loan was non-interest bearing, unsecured and was due on the closing of the Initial Public Offering. As of December 31, 2021, the outstanding balance of loan payable to the affiliate was $63,073, and no interest was accrued. The Loan expired on May 2, 2022 and was fully repaid to the affiliate on June 2, 2022.

On September 21, 2022, the Company entered into a loan agreement with the Lender in the principal amount of up to $180,000, on an unsecured basis and bearing no interest (the “Second Eternal Loan”). The Second Eternal Loan is available to be drawn down from September 21, 2022 to March 31, 2023 and its maturity date is March 31, 2024. As of December 31, 2023 and 2022, the outstanding balance of the Second Eternal Loan was $170,603 and $180,000, respectively, and no interest was accrued.

On November 12, 2022, the Company entered into an additional loan agreement with the Lender. in the principal amount of up to $300,000, on an unsecured basis and bearing no interest (the “Third Eternal Loan”). The Third Eternal Loan is available to be drawn down from November 12, 2022 to March 31, 2023 and its maturity date is March 31, 2024. As of December 31, 2023 and 2022, the outstanding balance of the Third Eternal Loan was $300,000 and no interest was accrued.

On January 29, 2023, we entered into a loan agreement with Eternal in the principal amount of up to $50,000, on an unsecured basis and bearing no interest (the “Fourth Eternal Loan”). The Fourth Eternal Loan was available to be drawn down from January 29, 2023 to March 31, 2023 and its maturity date is March 31, 2025. As of December 31, 2023, the outstanding balance of the Fourth Eternal Loan was $50,000 and no interest was accrued.

On April 12, 2023, the Company entered into a loan agreement with the Lender for a loan facility in the principal amount of up to $500,000, on an unsecured basis and bearing no interest (the “Fifth Eternal Loan”). The Fifth Eternal Loan is available to be drawn down in four installments: $150,000 on April 12, 2023, $125,000 on May 3, 2023, $125,000 on June 3, 2023, and $100,000 on July 3, 2023. The maturity date of the loan is the earlier of May 1, 2024 or the date of the consummation of the initial business combination of the Company. As of December 31, 2023, the Company borrowed an additional $153,619 beyond the initial terms of the loan and the outstanding balance of the Fifth Eternal Loan was $653,619 and no interest was accrued.

On November 1, 2023, the Company entered into a loan agreement with the Lender in the principal amount of up to $335,000 on an unsecured basis and bearing no interest (the “Sixth Eternal Loan”). The Sixth Eternal Loan was available to be drawn down from November 1, 2023 and its maturity date is the earlier of August 1, 2024 or the date of the initial business combination of the Company. As of December 31, 2023, the Company borrowed an additional $22,302 beyond the initial terms of the loan and the outstanding balance of the Sixth Eternal Loan was $357,302 and no interest was accrued.

On November 1, 2023, the Company and the Lender agreed to the Eternal Loan Amendment requiring that in the event that Company does not repay each of the Second Eternal Loan, Third Eternal Loan, Fourth Eternal Loan, and Fifth Eternal Loan within 10 days of the consummation of the initial business combination of the Company, the Company will pay an interest of five percent (5%) per month to the Lender until the date of repayment of each loan.

Eternal is controlled by Charles Ratelband V, the Company’s Executive Chairman of the board of directors. Each member of the Company’s board of directors has been informed of Mr. Ratelband’s material interest in the loan agreements, and upon the approval and recommendation of the audit committee, the Company’s board of directors has determined that the loans are fair and in the best interests of the Company and has voted to approve the loans.

Convertible Promissory Note

On May 2, 2023, the Company issued a convertible promissory note (the “Extension Note”) in the aggregate principal amount of $900,000 to the Sponsor, which will be deposited into the Trust Account in monthly installments for the benefit of each Public Share that was not redeemed in connection with the Extension Amendment. The Sponsor agreed to pay $75,000 per month until the completion of an initial business combination, commencing on May 2, 2023 and continuing through May 2, 2024 (or such earlier date as determined by the Company’s board of directors in its sole discretion). The Extension Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the initial business combination, and (b) the date of the Company’s liquidation. Per the Extension Note Amendment, if the Company does not repay the Extension Note within five days of the maturity date, five percent (5%) interest per month will accrue on the unpaid principal balance until the Extension Note is fully repaid. At any time prior to the payment in full of the principal balance of the convertible promissory note, the Sponsor may elect to convert all or any portion of the unpaid principal balance into that number of warrants (the “Conversion Warrants”) at a conversion price of $1.00 per warrant. The Conversion Warrants shall be identical to the Private Placement Warrants issued by the Company at the Initial Public Offering. The Company has determined that the fair value of the Extension Note is par value. As of December 31, 2023, the outstanding balance of the Extension Note was $600,000 and no interest was accrued.

Administrative Service Fee

The Company entered into an administrative services agreement (the “Administrative Services Agreement”) with the Sponsor on April 27, 2022 whereby the Sponsor will perform certain services for the Company for a monthly fee of $10,000. On May 2, 2022, the Sponsor entered into an assignment agreement with Gluon Group, an affiliate of the Company, to provide the services detailed in the Administrative Service Agreement. An officer of the Company owns 505 shares of Gluon Group and serves as managing partner. As of December 31, 2023, $39,187 has been paid to Gluon Group for such services and an additional $184,941 has been accrued in Administrative service fee payable — related party.

Advisory Services

On September 21, 2022, the Company entered into an agreement (the “Letter Agreement”) with Gluon Partners LLP (“Gluon”) to pay a fee (the “Transaction Success Fee”) upon completion of one or more successful transactions. The Company will pay Gluon $500,000 upon completion of one or more transactions with an aggregate purchase price of less than $400,000,000; and, an additional $500,000 upon completion of one or more transactions with an aggregate purchase price of more than $400,000,000. This means the total remuneration for transactions with a purchase price more than $400,000,001 would be $1,000,000. The transactions purchase price will correspond to the price paid to the sellers of the applicable target, including cash, debt, and equity funded payments. Each Transaction Success Fee will be payable upon consummation of the applicable transaction, regardless of (i) the calendar for the payment of the purchase price, (ii) how the purchase price is funded, (iii) any deferred payment subsequent to consummation of the transaction, or (iv) any adjustments to the price of the transaction subsequent to consummation. Following payment of Transaction Success Fee, any accrued fees payable to the Gluon Group by the Company will be waived.

On October 5, 2022, the Company and Gluon agreed to lower the Transaction Success Fee to a total payment of $250,000 upon successful completion of one of more transactions with an aggregate purchase price equal or more than $400,000,000.

In addition, the Letter Agreement was amended to entitle Gluon, with respect to any financing undertaken by the Company introduced by Gluon during the term of the Letter Agreement, to the following fees: (i) for a financing involving an issuance of the Company’s senior, subordinated and/or mezzanine debt securities, a cash fee payable at any closing equal to two percent (2.0%) of the gross proceeds received by the Company at such closing; (ii) for a financing involving equity, equity-linked or convertible securities, a cash fee payable at each closing equal to five percent (5.0%) of the gross proceeds received by the Company at such closing.

In addition to the Transaction Success Fee, the Company agreed to pay Gluon Group for any reasonable and documented out-of-pocket expenses incurred in connection with providing the services for the transactions. In the event of a successful initial business combination, Gluon also agreed to waive any accrued fees owed by the Company.

Business Combination Agreement

On December 30, 2023, ClimateRock entered into a Business Combination Agreement with GreenRock, a related party through shared management (see details of Business Combination Agreement in Note 6).